OPERATIONS (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)
Type of investment	Direct
Main activity	Equity holding in other companies
State	George Town
Country	Cayman Islands
Equity interest owned (as a percentage)	25.00%	25.00%
Azul IP Cayman Ltd. (Azul Cayman)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul IP Cayman Ltd. (Azul Cayman)
Type of investment	Indirect
Main activity	Intellectual property owner
State	George Town
Country	Cayman Islands
Equity interest owned (as a percentage)	100.00%	100.00%
IntelAzul S.A. (IntelAzul)
Disclosure of subsidiaries [line items]
Name of subsidiary	IntelAzul S.A. (IntelAzul)
Type of investment	Direct
Main activity	Frequent-flyer program
State	São Paulo
Country	Brazil
Equity interest owned (as a percentage)	100.00%	100.00%
Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)
Type of investment	Indirect
Main activity	Equity holding in other companies
State	George Town
Country	Cayman Islands
Equity interest owned (as a percentage)	25.00%	25.00%
Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Type of investment	Direct
Main activity	Airline operations
State	São Paulo
Country	Brazil
Equity interest owned (as a percentage)	100.00%	100.00%
Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)
Type of investment	Indirect
Main activity	Equity holding in other companies
State	George Town
Country	Cayman Islands
Equity interest owned (as a percentage)	25.00%	25.00%
Azul Conecta Ltda. (Conecta)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Conecta Ltda. (Conecta)
Type of investment	Indirect
Main activity	Airline operations
State	São Paulo
Country	Brazil
Equity interest owned (as a percentage)	100.00%	100.00%
ATS Viagens e Turismo Ltda. (Azul Viagens)
Disclosure of subsidiaries [line items]
Name of subsidiary	ATS Viagens e Turismo Ltda. (Azul Viagens)
Type of investment	Indirect
Main activity	Travel packages
State	São Paulo
Country	Brazil
Equity interest owned (as a percentage)	100.00%	100.00%
ATSVP Viagens Portugal, Unipessoal LDA (Azul Viagens Portugal)
Disclosure of subsidiaries [line items]
Name of subsidiary	ATSVP Viagens Portugal, Unipessoal LDA (Azul Viagens Portugal)
Type of investment	Indirect
Main activity	Travel packages
State	Lisbon
Country	Portugal
Equity interest owned (as a percentage)	100.00%	100.00%
Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)
Type of investment	Indirect
Main activity	Equity holding in other companies
State	George Town
Country	Cayman Islands
Equity interest owned (as a percentage)	25.00%	25.00%
Cruzeiro Participações S.A. (Cruzeiro)
Disclosure of subsidiaries [line items]
Name of subsidiary	Cruzeiro Participações S.A. (Cruzeiro)
Type of investment	Indirect
Main activity	Equity holding in other companies
State	São Paulo
Country	Brazil
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Investments LLP (Azul Investments)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Investments LLP (Azul Investments)
Type of investment	Indirect
Main activity	Funding
State	Delaware
Country	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Azul SOL LLC (Azul SOL)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul SOL LLC (Azul SOL)
Type of investment	Indirect
Main activity	Aircraft financing
State	Delaware
Country	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Finance LLC (Azul Finance)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Finance LLC (Azul Finance)
Type of investment	Indirect
Main activity	Aircraft financing
State	Delaware
Country	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Finance 2 LLC (Azul Finance 2)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Finance 2 LLC (Azul Finance 2)
Type of investment	Indirect
Main activity	Aircraft financing
State	Delaware
Country	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Blue Sabiá LLC (Blue Sabiá)
Disclosure of subsidiaries [line items]
Name of subsidiary	Blue Sabiá LLC (Blue Sabiá)
Type of investment	Indirect
Main activity	Aircraft financing
State	Delaware
Country	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Canela Investments LLC (Canela)
Disclosure of subsidiaries [line items]
Name of subsidiary	Canela Investments LLC (Canela)
Type of investment	Indirect
Main activity	Aircraft financing
State	Delaware
Country	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Canela Turbo Three LLC (Canela Turbo)
Disclosure of subsidiaries [line items]
Name of subsidiary	Canela Turbo Three LLC (Canela Turbo)
Type of investment	Indirect
Main activity	Aircraft financing
State	Delaware
Country	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Canela 336 LLC (Canela 336)
Disclosure of subsidiaries [line items]
Name of subsidiary	Canela 336 LLC (Canela 336)
Type of investment	Indirect
Main activity	Aircraft financing
State	Delaware
Country	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Saira LLC (Azul Saira)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Saira LLC (Azul Saira)
Type of investment	Indirect
Main activity	Aircraft financing
State	Delaware
Country	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Secured Finance LLP (Azul Secured)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Secured Finance LLP (Azul Secured)
Type of investment	Indirect
Main activity	Funding
State	Delaware
Country	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Secured Finance 2 LLP (Azul Secured 2)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Secured Finance 2 LLP (Azul Secured 2)
Type of investment	Indirect
Main activity	Funding
State	Delaware
Country	USA
Equity interest owned (as a percentage)	100.00%	100.00%